Prior year adjustments (Details Narrative) - USD ($) $ in Thousands	6 Months Ended					12 Months Ended
	Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Share-based payments	$ 208					$ 147	$ 2,010	$ 1,078
Loss for the year	(7,828)	[1]	$ (13,139)	(11,216)	[1]	(24,355)	(22,054)	(7,958)
Current liabilities	23,482		18,915			18,915	23,299	13,431
Equity	(4,042)		3,746	15,475		3,746	21,615	40,418	$ 17,890
Current assets	8,647		10,297			10,297	21,669	24,497
Inventory	$ 2,368		$ 2,115	$ 1,600		2,115	1,887	1,968
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Expense by nature						500
Professional fees expense						400
Share-based payments						$ 100
Loss for the year							500
Current liabilities							400
Equity							100
Long term deposits								500
Current assets								500
Inventory							$ 400	$ 400

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.